                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number:   28-11270
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
       ---------------
Title: Managing Member
       ---------------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


   /s/     Edward M. Giles           New York, NY                   10/27/06
       -----------------------    -------------------            ---------------
             [Signature]             [City, State]                    [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                   ------------------------

Form 13F Information Table Entry Total:                  39
                                        -------------------

Form 13F Information Table Value Total:              218771
                                        -------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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
                                                           GME CAPITAL LLC
                                                               FORM 13F
                                                           AS OF 9/30/2006

                                                                                                          Voting Authority
                                                                                                          ----------------
                                                                   Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class   CUSIP           (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole Shared None
--------------                   --------------   -----           --------   -------  ---  ----  -------  --------  ---- ------ ----
3D SYSTEMS CORP                  COM NEW          88554D205           6334   345344   SH         Defined           345344
ACCELR8 TECHNOLOGY CORP          COM NEW          004304200            109    50900   SH         Defined            50900
AMERICAN VANGUARD CORP           COM              030371108           6052   432282   SH         Defined           432282
AMERIGAS PARTNERS - LP           UNIT L P INT     030975106            309    10000   SH         Defined            10000
ANALOG DEVICES                   COM              032654105            659    22423   SH         Defined            22423
BARRICK GOLD CORPORATION         COM              067901108           2853    92857   SH         Defined            92857
BROOKFIELD ASSET MGMT INC CL A   COM              112585104           5454   123000   SH         Defined           123000
CELGENE CORP                     COM              151020104          77966  1800612   SH         Defined          1800612
ELAN CORP PLC ADR                ADR              284131208           6739   432000   SH         Defined           432000
FIBERSTARS INC                   COM              315662106            948   132450   SH         Defined           132450
GOODRICH PETROLEUM CORP          COM NEW          382410405           1928    64000   SH         Defined            64000
HUDSON CITY BANCORP INC          COM              443683107           6781   511808   SH         Defined           511808
KODIAK OIL & GAS CORP            COM              50015Q100            175    50000   SH         Defined            50000
KOPIN CORP.                      COM              500600101            129    38560   SH         Defined            38560
LIFECORE BIOMEDICAL INC.         COM              532187101           3519   249575   SH         Defined           249575
MRV COMMUNICATIONS INC.          COM              553477100           1276   462200   SH         Defined           462200
NEWFIELD EXPLORATION CO          COM              651290108           4324   112200   SH         Defined           112200
NEWMONT MINING CORPORATION       COM              651639106           4273    99950   SH         Defined            99950
NOBLE CORP                       SHS              G65422100           4428    69000   SH         Defined            69000
NOVA CHEMICALS CORP              COM              66977W109           3071   100000   SH         Defined           100000
PALL CORP.                       COM              696429307           3836   124500   SH         Defined           124500
PEABODY ENERGY                   COM              704549104           2082    56600   SH         Defined            56600
PETROHAWK ENERGY CORP            COM              716495106           4758   458400   SH         Defined           458400
QUESTAR CORP                     COM              748356102           6648    81300   SH         Defined            81300
RAYONIER INC                     COM              754907103           9100   240744   SH         Defined           240744
SHIRE PLC                        SPONSORED ADR    82481R106           5858   118600   SH         Defined           118600
SOUTHWESTERN ENERGY CO.          COM              845467109          16067   537900   SH         Defined           537900
STERICYCLE, INC.                 COM              858912108           2963    42450   SH         Defined            42450
STREETTRACKS GOLD TRUST          GOLD SHS         863307104            892    15000   SH         Defined            15000
THERMO ELECTRON CORP             COM              883556102           5172   131500   SH         Defined           131500
THORATEC CORPORATION             COM NEW          885175307            156    10000   SH         Defined            10000
THORNBURG MORTGAGE INC           COM              885218107           5336   209500   SH         Defined           209500
TIERONE CORP                     COM              88650R108           1050    30950   SH         Defined            30950
TRANSTECHNOLOGY CORP             COM              893889105            631    50700   SH         Defined            50700
UNIVERSAL HEALTH RLTY IN         SH BEN INT       91359E105            939    26183   SH         Defined            26183
VENTANA MEDICAL SYSTEMS          COM              92276h106          10567   258814   SH         Defined           258814
WESTFIELD FINANCIAL INC          COM              96008D101            248     7800   SH         Defined             7800
WILLBROS GROUP INC               COM              969199108           4246   271800   SH         Defined           271800
WYETH                            COM              983024100            895    17600   SH         Defined            17600
REPORT SUMMARY                                    39 DATA RECORDS   218771        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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